SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        November 13, 2012
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           41
                                        -------------

Form 13F Information Table Value Totals     $ 489,620
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None

APPLIED MATERIALS INC COM	COM	038222105	9781545	1000	9782	876090	SH		SOLE		0	0	876090
AT&T INC COM	COM	00206R102	12628746	1000	12629	334980	SH		SOLE		0	0	334980
BARRICK GOLD CORP COM	COM	067901108	4902624	1000	4903	117400	SH		SOLE		0	0	117400
BRISTOL-MYERS SQUIBB CM	COM	110122108	13069688	1000	13070	387250	SH		SOLE		0	0	387250
CHEVRON CORP COM	COM	166764100	13787882	1000	13788	118290	SH		SOLE		0	0	118290
CHUBB CORP COM	COM	171232101	13257464	1000	13257	173800	SH		SOLE		0	0	173800
CISCO SYSTEMS INC COM	COM	17275R102	355167	1000	355	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	6798604	1000	6799	118670	SH		SOLE		0	0	118670
CONOCOPHILLIPS CORP COM	COM	20825C104	10653778	1000	10654	186320	SH		SOLE		0	0	186320
CORNING INC CM	COM	219350105	6231785	1000	6232	473900	SH		SOLE		0	0	473900
COVIDIEN PLC COM	COM	G2554F113	12216752	1000	12217	205600	SH		SOLE		0	0	205600
ELI LILLY & CO COM	COM	532457108	284460	1000	284	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3263951	1000	3264	193019	SH		SOLE		0	0	193019
FRANCE TELECOM SA ADR	ADR	35177Q105	185744	1000	186	15200	SH		SOLE		0	0	15200
GILEAD SCIENCES INC COM	COM	375558103	4101317	1000	4101	61832	SH		SOLE		0	0	61832
HEINZ H J CO COM	COM	423074103	288702	1000	289	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	12913768	1000	12914	216130	SH		SOLE		0	0	216130
HUMANA INC COM	COM	444859102	9708760	1000	9709	138400	SH		SOLE		0	0	138400
HUNTINGTON BANCSHARES INC COM	COM	446150401	3088050	1000	3088	2422	SH		SOLE		0	0	2422
INTEL CORP COM	COM	458140100	10117587	1000	10118	446594	SH		SOLE		0	0	446594
ISHARES MSCI EMERGING MKTS	ETF	464287234	3392163	1000	3392	82085	SH		SOLE		0	0	82085
MEDTRONIC INC COM	COM	585055106	420420	1000	420	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2474220	1000	2474	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	11246221	1000	11246	176744	SH		SOLE		0	0	176744
ONEOK INC CM (NEW)	COM	682680103	3826152	1000	3826	79200	SH		SOLE		0	0	79200
PEPSICO INC COM	COM	713448108	11318954	1000	11319	159940	SH		SOLE		0	0	159940
PHILLIPS 66 COM	COM	718546104	4241000	1000	4241	91460	SH		SOLE		0	0	91460
PNC FINL CORP COM	COM	693475105	4392643	1000	4393	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	220734455	1000	220734	3182446	SH		SOLE		0	0	3182446
ROYAL DUTCH SHELL PLC ADR CLASS A	ADR	780259206	246258	1000	246	3548	SH		SOLE		0	0	3548
RPM INTERNATIONAL INC COM	COM	749685103	819098	1000	819	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	5198793	1000	5199	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	10453789	1000	10454	304243	SH		SOLE		0	0	304243
ST JUDE MED INC COM	COM	790849103	9065281	1000	9065	215174	SH		SOLE		0	0	215174
TELEFLEX INC COM	COM	879369106	234056	1000	234	3400	SH		SOLE		0	0	3400
TERRA NITROGEN CO LP COM UNITS	COM	881005201	6058800	1000	6059	28050	SH		SOLE		0	0	28050
TIME WARNER INC COM	COM	887317303	13737004	1000	13737	303011	SH		SOLE		0	0	303011
TITANIUM METALS CORP. COM	COM	888339207	5283330	1000	5283	411795	SH		SOLE		0	0	411795
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11205896	1000	11206	134460	SH		SOLE		0	0	134460
VANGUARD FUNDS MSCI EMERGING MARKETS ETF	ETF	922042858	5394897	1000	5395	129312	SH		SOLE		0	0	129312
WELLS FARGO COMPANY COM	COM	949746101	12240540	1000	12241	354490	SH		SOLE		0	0	354490